Income Taxes (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 3,567,000	$ 551,000
Operating Loss Carryforwards, Expiration Period	2033 years
IPO [Member]
Operating Loss Carryforwards [Line Items]
Equity Method Investment, Ownership Percentage	50.00%